REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of revenue recognition

	Year Ended December 31,
	2023
	Amount	Percentage of Revenue
Sale of belts	78	44
Refurbishment revenue	5	3
Subscription revenue	93	53
Total revenue	$176	100%

	Year Ended December 31,
	2023
	Amount	Percentage of Revenue
Israel	$12	7
United States	164	93
Total revenue	$176	100%